Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

iShares®

iShares Trust

Supplement dated November 30, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

both dated February 28, 2020 (as revised September 15, 2020)

and Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised November 18, 2020),

for the iShares ESG Advanced High Yield Corporate Bond ETF (HYXF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Change in the Fund’s “Principal Investment Strategies”

The second paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

In determining whether a bond has a middle rating of below investment grade, ratings from Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) and Fitch Ratings, Inc. (“Fitch”) are considered. Securities in the Underlying Index must be rated high yield (below BBB- by S&P Global Ratings and Fitch, or below Baa3 by Moody’s) using the middle rating from Moody’s, S&P Global Ratings, and Fitch. When a rating from only two agencies is available, the lower of the two agencies’ ratings is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. Securities that are rated below investment grade are commonly referred to as “junk bonds.” MSCI excludes companies with an ESG controversy score of less than three (3) or an ESG rating below BB. To determine if companies are involved in very severe business controversies, MSCI assesses the possible negative environmental, social, and/or governance impact of a company’s operations or products on a scale from zero to ten, with zero being the most severe controversy rating. To determine ESG ratings, MSCI rates the ESG characteristics of securities on a scale of “CCC” (lowest) to “AAA” (highest). MSCI then evaluates a company’s risks and opportunities in relation to ESG Key Issues (e.g., carbon emissions). Each company is scored on a scale of 0 to 10, with 10 being the highest, for each Key Issue before being provided an ESG rating based on average Key Issue score. MSCI ESG Research also excludes securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetically modified organisms, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, for-profit prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g. $500 million or 50%) and categorical exclusions for others (e.g. nuclear weapons). MSCI ESG Research screens companies with involvement to fossil fuels by excluding the securities of any company in the Bloomberg Class 3 energy sector (i.e., corporate issuers in the energy sector include both independent and integrated exploration and production companies, as well as midstream oil field services, and refining companies) and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares®  is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Advanced High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

iShares®

iShares Trust

Supplement dated November 30, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

both dated February 28, 2020 (as revised September 15, 2020)

and Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised November 18, 2020),

for the iShares ESG Advanced High Yield Corporate Bond ETF (HYXF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

Change in the Fund’s “Principal Investment Strategies”

The second paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

In determining whether a bond has a middle rating of below investment grade, ratings from Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) and Fitch Ratings, Inc. (“Fitch”) are considered. Securities in the Underlying Index must be rated high yield (below BBB- by S&P Global Ratings and Fitch, or below Baa3 by Moody’s) using the middle rating from Moody’s, S&P Global Ratings, and Fitch. When a rating from only two agencies is available, the lower of the two agencies’ ratings is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. Securities that are rated below investment grade are commonly referred to as “junk bonds.” MSCI excludes companies with an ESG controversy score of less than three (3) or an ESG rating below BB. To determine if companies are involved in very severe business controversies, MSCI assesses the possible negative environmental, social, and/or governance impact of a company’s operations or products on a scale from zero to ten, with zero being the most severe controversy rating. To determine ESG ratings, MSCI rates the ESG characteristics of securities on a scale of “CCC” (lowest) to “AAA” (highest). MSCI then evaluates a company’s risks and opportunities in relation to ESG Key Issues (e.g., carbon emissions). Each company is scored on a scale of 0 to 10, with 10 being the highest, for each Key Issue before being provided an ESG rating based on average Key Issue score. MSCI ESG Research also excludes securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetically modified organisms, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, for-profit prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g. $500 million or 50%) and categorical exclusions for others (e.g. nuclear weapons). MSCI ESG Research screens companies with involvement to fossil fuels by excluding the securities of any company in the Bloomberg Class 3 energy sector (i.e., corporate issuers in the energy sector include both independent and integrated exploration and production companies, as well as midstream oil field services, and refining companies) and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares®  is a registered trademark of BlackRock Fund Advisors and its affiliates.